Income Taxes - Reconciliation of unrecognized tax benefits (UTB) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal, State and Foreign Tax
Gross UTB Balance, beginning balance	$ 1,113	$ 1,167	$ 647
Additions based on tax positions related to the current year	91	74	76
Additions for tax positions of prior years	22	106	132
Additions related to recent acquisitions	0	0	396
Reductions for tax positions of prior years	(60)	(173)	(56)
Settlements	(57)	(8)	(4)
Reductions due to lapse of applicable statute of limitations	(38)	(53)	(24)
Gross UTB Balance, ending balance	1,071	1,113	1,167
Net UTB that would impact the effective tax rate	$ 1,112	$ 1,145	$ 1,178